Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenue
Schedule of carried-forward deferred revenue

	For the Year Ended
	December 31,
	2018	2019	2020
Deferred revenue—at beginning of the year	—	—	62,638
Additions	—	338,702	9,687,382
Recognition	—	(276,064)	(9,342,852)
Deferred revenue—at end of the year	—	62,638	407,168
Including: Deferred revenue, current	—	56,695	271,510
Deferred revenue, non‑current	—	5,943	135,658